Derivatives -Summary Of Carrying Amounts Of Hedged Item And Amount Of Hedge Adjustments Due To Hedge Accounting (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
For fair value hedging | Foreign currency borrowing
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets	₩ 0
Carrying amounts of the hedging item, liabilities	35,694
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	₩ 0
Line item in the statement of financial position in which the hedged item is included	Foreign currency borrowings
Changing in fair value used for calculating hedge ineffectiveness	₩ (17)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	(17)
For fair value hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets	0	₩ 0
Carrying amounts of the hedging item, liabilities	2,366,724	2,767,208
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	₩ 53,160	₩ 144,741
Line item in the statement of financial position in which the hedged item is included	Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ 100,343	₩ (59,073)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	0	0
For cash flow hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets	0	0
Carrying amounts of the hedging item, liabilities	49,977	149,936
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ (1,760)	₩ 188
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	281	(909)
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets	0	0
Carrying amounts of the hedging item, liabilities	556,607	651,704
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ (53,832)	₩ 61,823
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	5,859	(95)
For cash flow hedging | Foreign currencies translation risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets	0	0
Carrying amounts of the hedging item, liabilities	212,715	55,891
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ (7,609)	₩ 6,564
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	₩ (305)	₩ (268)